Other Intangible Assets and Goodwill - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)	1.50%
Other intangible assets	€ 790.4	€ 804.1
Impairment loss for a reduction of future cash flows (as a percent)	10.00%
Weighted average cost of capital (as a percent)	10.00%
Increase (decrease) in intangible assets	€ (13.7)
Upfront payment, acquisition of intangible asset	87.7	0.0
Cumulative depreciation and impairment charges
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(254.0)	(116.9)	€ (76.9)
Impairment loss recognised in profit or loss, intangible assets and goodwill	83.3	0.0
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,044.4	921.0	235.4
Additions	115.2	505.0
Miscellaneous
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	(26.4)
Miscellaneous | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Additions	9.4	443.5
In-process R&D
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	485.5	443.5
In-process R&D | Cumulative depreciation and impairment charges
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(55.1)	0.0	0.0
Impairment loss recognised in profit or loss, intangible assets and goodwill	55.1
In-process R&D | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	540.6	€ 443.5	€ 0.0
Additions	€ 97.1